Charter arrangements, Contract Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract balances [Abstract]
Deferred shipping revenues	$ 4,172	$ 4,865	$ 16,236
Capitalized voyage expenses	2,799	1,395	1,039
Impairment losses	0	0	0
Voyage in progress at the end of December 31, 2022 [member]
Contract balances [Abstract]
Amortisation expense	1,945
Voyage in progress at the end of December 31, 2021 [Member]
Contract balances [Abstract]
Amortisation expense	$ 1,395	1,661
Voyage in progress at the end of December 31, 2020 [Member]
Contract balances [Abstract]
Amortisation expense		$ 1,039	397
Voyage in progress at the end of December 31, 2019 [Member]
Contract balances [Abstract]
Amortisation expense			$ 4,151